Revenue - Schedule of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disaggregation Of Revenue [Line Items]
Revenue	¥ 2,561,229	$ 372,515	¥ 873,219	¥ 312,574
Cost of revenues	1,843,432	268,116	598,036	232,544
Gross profit	717,797	$ 104,399	275,183	80,030
IoT-enabled Smart Home Products
Disaggregation Of Revenue [Line Items]
Revenue	2,081,273		712,317	273,282
Cost of revenues	1,514,344		499,739	206,679
Gross profit	566,929		212,578	66,603
Smart Water Purification Systems
Disaggregation Of Revenue [Line Items]
Revenue	930,178		570,784	250,442
Cost of revenues	614,829		399,788	191,848
Gross profit	315,349		170,996	58,594
Smart Kitchen Products
Disaggregation Of Revenue [Line Items]
Revenue	744,990		50,656
Cost of revenues	596,005		34,987
Gross profit	148,985		15,669
Other Smart Products
Disaggregation Of Revenue [Line Items]
Revenue	406,105		90,877	22,840
Cost of revenues	303,510		64,964	14,831
Gross profit	102,595		25,913	8,009
Consumable Products
Disaggregation Of Revenue [Line Items]
Revenue	141,940		87,500	19,376
Cost of revenues	67,433		48,123	10,644
Gross profit	74,507		39,377	8,732
Other Products
Disaggregation Of Revenue [Line Items]
Revenue	323,381		72,686	19,859
Cost of revenues	247,717		49,489	15,166
Gross profit	75,664		23,197	4,693
Total of Sales of Product
Disaggregation Of Revenue [Line Items]
Revenue	2,546,594		872,503	312,517
Cost of revenues	1,829,494		597,351	232,489
Gross profit	717,100		275,152	80,028
Installation Services
Disaggregation Of Revenue [Line Items]
Revenue	14,635		716	57
Cost of revenues	13,938		685	55
Gross profit	¥ 697		¥ 31	¥ 2